RECEIVABLES AND OTHER FINANCIAL ASSET (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Prepaid expenses	$ 21	$ 12
Tax authorities	9	9
Other	22
Receivables and other financial asset	$ 52	$ 21